UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM Global Real Estate Fund and PGIM Jennison Technology Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2026

Date of reporting period:	4/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Global Real Estate Fund
Class A
:
PURAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Global Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class A	$71	1.36%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%
MF182E2A

WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents
online
, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global
Real
Estate
Fund

SHARE CLASS	A
NASDAQ	PURAX
CUSIP	744336108
MF182E2A

PGIM Global Real Estate Fund
Class C:
PURCX
SEMIANNUAL SHAREHOLDER REPORT – April 30,
2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Global Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class C	$125	2.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%
MF182E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	C
NASDAQ	PURCX
CUSIP	744336306
MF182E2C

PGIM Global Real Estate Fund
Class R:
PURRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Global Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R	$84	1.59%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%
MF182E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R
NASDAQ	PURRX
CUSIP	744336405
MF182E2R

PGIM Global Real Estate Fund
Class Z:
PURZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Global Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class Z	$49	0.94%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%
MF182E2Z

WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	Z
NASDAQ	PURZX
CUSIP	744336504
MF182E2Z

PGIM Global Real Estate Fund
Class R2:
PUREX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Global Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R2	$69	1.31%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%
MF182E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R2
NASDAQ	PUREX
CUSIP	744336678
MF182E2R2

PGIM Global Real Estate Fund
Class R4:
PURGX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Global Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R4	$56	1.06%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%
MF182E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us
at (800) 225-
1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R4
NASDAQ	PURGX
CUSIP	744336660
MF182E2R4

PGIM Global Real Estate Fund
Class R6:
PGRQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about
the Cl
ass R6 shares of the PGIM Global Real Estate Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R6	$42	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%
MF182E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll
.
PGIM Global Real Estate Fund

SHARE CLASS	R6
NASDAQ	PGRQX
CUSIP	744336876
MF182E2R6

PGIM Jennison Technology Fund
Class A:
PGKAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Tech nology F
und (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class A	$55	1.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 42,397,345
Number of fund holdings	41
Portfolio turnover rate for the period	10%
MF240E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	48.7%
Software	15.1%
Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan)	13.3%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	4.3%
Broadline Retail	3.5%
IT Services	3.4%
Electronic Equipment, Instruments & Components	2.0%
Communications Equipment	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.3%
Industry Classification	% of Net Assets
Electrical Equipment	1.2%
Entertainment	1.1%
Automobiles	1.0%
Hotels, Restaurants & Leisure	0.9%
Financial Services	0.8%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
109.6%
Liabilities in excess of other assets	(9.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	A
NASDAQ	PGKAX
CUSIP	744336652
MF240E2A

PGIM Jennison Technology Fund
Class C:
PGKCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Technology Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class C	$93	1.85%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 42,397,345
Number of fund holdings	41
Portfolio turnover rate for the period	10%
MF240E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	48.7%
Software	15.1%
Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan)	13.3%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	4.3%
Broadline Retail	3.5%
IT Services	3.4%
Electronic Equipment, Instruments & Components	2.0%
Communications Equipment	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.3%
Industry Classification	% of Net Assets
Electrical Equipment	1.2%
Entertainment	1.1%
Automobiles	1.0%
Hotels, Restaurants & Leisure	0.9%
Financial Services	0.8%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
109.6%
Liabilities in excess of other assets	(9.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us
at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	C
NASDAQ	PGKCX
CUSIP	744336645
MF240E2C

PGIM Jennison Technology Fund
Class Z:
PGKZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Technology Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class Z	$43	0.85%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 42,397,345
Number of fund holdings	41
Portfolio turnover rate for the period	10%
MF240E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	48.7%
Software	15.1%
Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan)	13.3%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	4.3%
Broadline Retail	3.5%
IT Services	3.4%
Electronic Equipment, Instruments & Components	2.0%
Communications Equipment	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.3%
Industry Classification	% of Net Assets
Electrical Equipment	1.2%
Entertainment	1.1%
Automobiles	1.0%
Hotels, Restaurants & Leisure	0.9%
Financial Services	0.8%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
109.6%
Liabilities in excess of other assets	(9.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by
contacting
us
at
(800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	Z
NASDAQ	PGKZX
CUSIP	744336637
MF240E2Z

PGIM Jennison Technology Fund
Class R6:
PGKRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Technology Fund (the
“Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class R6	$40	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 42,397,345
Number of fund holdings	41
Portfolio turnover rate for the period	10%
MF240E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	48.7%
Software	15.1%
Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan)	13.3%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	4.3%
Broadline Retail	3.5%
IT Services	3.4%
Electronic Equipment, Instruments & Components	2.0%
Communications Equipment	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.3%
Industry Classification	% of Net Assets
Electrical Equipment	1.2%
Entertainment	1.1%
Automobiles	1.0%
Hotels, Restaurants & Leisure	0.9%
Financial Services	0.8%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
109.6%
Liabilities in excess of other assets	(9.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	R6
NASDAQ	PGKRX
CUSIP	744336629
MF240E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Global Real Estate Fund

PGIM Jennison Technology Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

Table of Contents	Financial Statements and Other Information	April 30, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM Global Real Estate Fund	2

PGIM Jennison Technology Fund	17

Notes to Financial Statements	28

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Global Real Estate Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS 99.3%

Australia 6.1%
Goodman Group, REIT	1,375,147	$29,793,581
NEXTDC Ltd.*	1,218,715	12,650,197
Scentre Group, REIT	4,156,008	11,167,988
Stockland, REIT	1,185,836	3,477,698
Vicinity Ltd., REIT	4,702,625	8,551,599

		65,641,063

Belgium 1.8%
Aedifica SA, REIT	121,875	10,274,229
Warehouses De Pauw CVA, REIT	337,685	8,875,789

		19,150,018

Canada 2.7%
Chartwell Retirement Residences, UTS	1,015,124	16,097,303
First Capital Real Estate Investment Trust, REIT	63,962	1,101,389
RioCan Real Estate Investment Trust, REIT	314,591	4,923,771
Sienna Senior Living, Inc.	406,535	7,003,290

		29,125,753

France 2.7%
Klepierre SA, REIT	239,285	9,694,931
Unibail-Rodamco-Westfield, REIT	158,089	19,193,192

		28,888,123

Germany 1.3%
TAG Immobilien AG(a)	579,245	10,101,419
Vonovia SE	150,947	4,066,996

		14,168,415

Hong Kong 3.8%
Hongkong Land Holdings Ltd.	870,301	6,880,634
Link REIT, REIT	1,975,962	9,949,548
Sun Hung Kai Properties Ltd.	749,295	13,117,971
Swire Properties Ltd.	3,498,588	11,178,430

		41,126,583

Japan 8.4%
Activia Properties, Inc., REIT	42	37,666
GLP J-REIT, REIT	9,310	8,057,903
Invincible Investment Corp., REIT	3,242	1,275,557
Japan Excellent, Inc., REIT	4,402	4,023,673
Mitsubishi Estate Co. Ltd.	531,139	15,136,528
Mitsui Fudosan Accommodations Fund, Inc., REIT	12,496	10,438,934
Mitsui Fudosan Co. Ltd.	1,821,308	19,947,022
Nippon Building Fund, Inc., REIT	9,185	7,713,294
Orix JREIT, Inc., REIT	8,769	5,556,417
Sumitomo Realty & Development Co. Ltd.	589,281	18,267,482

		90,454,476

Singapore 3.3%
CapitaLand Ascendas REIT, REIT	4,172,654	8,201,216
CapitaLand Integrated Commercial Trust, REIT	2,323,080	4,326,775
City Developments Ltd.	1,722,130	11,083,530

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Singapore (cont’d.)
Lendlease Global Commercial REIT, REIT	9,317,359	$4,184,166
UI Boustead REIT, REIT*	4,373,200	2,886,147
UOL Group Ltd.	615,907	5,152,504

		35,834,338

Sweden 1.3%
Castellum AB	641,896	8,216,230
Catena AB(a)	118,169	5,574,298

		13,790,528

Switzerland 1.4%
PSP Swiss Property AG	55,088	11,010,493
Swiss Prime Site AG	21,754	3,769,875

		14,780,368

United Kingdom 3.3%
British Land Co. PLC (The), REIT	1,481,664	7,840,178
LondonMetric Property PLC, REIT	4,449,122	11,452,386
Segro PLC, REIT	511,371	4,843,700
Tritax Big Box REIT PLC, REIT	5,670,747	11,639,776

		35,776,040

United States 63.2%
Agree Realty Corp., REIT	230,517	17,775,166
American Healthcare REIT, Inc., REIT	535,588	27,197,159
Brixmor Property Group, Inc., REIT	361,565	10,879,491
BXP, Inc., REIT	235,614	13,773,994
CubeSmart, REIT	88,534	3,583,856
Curbline Properties Corp., REIT	524,356	14,472,226
Digital Realty Trust, Inc., REIT	141,427	28,418,341
Equinix, Inc., REIT	61,082	66,141,422
Equity Residential, REIT	306,763	20,056,165
Essential Properties Realty Trust, Inc., REIT	509,584	16,016,225
Extra Space Storage, Inc., REIT	134,890	19,333,784
First Industrial Realty Trust, Inc., REIT	362,533	22,480,671
FrontView REIT, Inc., REIT	127,137	2,250,325
Healthcare Realty Trust, Inc., REIT	84,769	1,585,180
Independence Realty Trust, Inc., REIT	1,330,322	21,697,552
Iron Mountain, Inc., REIT	232,482	29,290,407
Janus Living, Inc. (Class A Stock), REIT*	231,014	6,061,807
LXP Industrial Trust, REIT	62,470	3,180,972
Macerich Co. (The), REIT	62,212	1,351,867
Mid-America Apartment Communities, Inc., REIT	45,066	5,821,626
National Health Investors, Inc., REIT	132,144	10,163,195
National Healthcare Properties, Inc., REIT*	320,449	4,108,156
NETSTREIT Corp., REIT	490,897	10,097,751
NNN REIT, Inc., REIT	483,297	21,163,576
Piedmont Realty Trust, Inc., REIT*	593,718	4,963,483
Prologis, Inc., REIT	518,554	73,645,039
Public Storage, REIT	47,158	14,262,937
Realty Income Corp., REIT	155,886	10,014,117
Regency Centers Corp., REIT	199,181	15,506,241
Ryman Hospitality Properties, Inc., REIT	50,613	5,318,920
Simon Property Group, Inc., REIT	226,249	46,089,184
SL Green Realty Corp., REIT	136,162	5,774,630
Smartstop Self Storage REIT, Inc., REIT	339,594	10,690,419
Sun Communities, Inc., REIT	22,034	2,816,827

See Notes to Financial Statements.

PGIM Global Real Estate Fund 3

PGIM Global Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Sunstone Hotel Investors, Inc., REIT	467,583	$4,591,665
UDR, Inc., REIT	454,829	16,528,486
Ventas, Inc., REIT	97,578	8,573,203
Welltower,Inc., REIT	399,618	86,852,976

		682,529,041

TOTAL COMMON STOCKS (cost $805,227,134)		1,071,264,746

	Units

RIGHTS* 0.0%

Australia
NEXTDC Ltd., expiring 05/12/26
(cost $0)	195,458	241,699

TOTAL LONG-TERM INVESTMENTS (cost $805,227,134)		1,071,506,445

	Shares

SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	13,059,849	13,059,849
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $11,283,826; includes $11,263,271 of cash collateral for securities on loan)(b)(wb)	11,291,729	11,284,955

TOTALSHORT-TERM INVESTMENTS (cost $24,343,675)		24,344,804

TOTAL INVESTMENTS 101.5% (cost $829,570,809)		1,095,851,249
Liabilities in excess of other assets (1.5)%		(16,403,109)

NET ASSETS 100.0%		$1,079,448,140

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,846,603; cash collateral of $11,263,271 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$65,641,063	$—
Belgium	—	19,150,018	—
Canada	29,125,753	—	—
France	—	28,888,123	—
Germany	—	14,168,415	—
Hong Kong	—	41,126,583	—
Japan	17,675,659	72,778,817	—
Singapore	2,886,147	32,948,191	—
Sweden	—	13,790,528	—
Switzerland	—	14,780,368	—
United Kingdom	—	35,776,040	—
United States	682,529,041	—	—
Rights
Australia	—	241,699	—
Short-Term Investments
Affiliated Mutual Funds	24,344,804	—	—

Total	$756,561,404	$339,289,845	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Retail REITs	20.2%
Industrial REITs	16.0
Specialized REITs	15.8
Health Care REITs	14.5
Diversified Real Estate Activities	7.7
Residential REITs	7.2
Real Estate Operating Companies	5.7
Diversified REITs	4.0
Office REITs	3.9
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	2.2

Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2
Hotel & Resort REITs	1.0

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$10,846,603	$(10,846,603)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 5

PGIM Global Real Estate Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $10,846,603:
Unaffiliated investments (cost $805,227,134)	$1,071,506,445
Affiliated investments (cost $24,343,675)	24,344,804
Foreign currency, at value (cost $234,274)	235,328
Receivable for Fund shares sold	28,147,461
Receivable for investments sold	11,794,649
Dividends receivable	3,024,389
Tax reclaim receivable	1,350,282
Prepaid expenses and other assets	5,345

Total Assets	1,140,408,703

Liabilities

Payable for investments purchased	23,585,392
Payable to custodian	13,057,999
Payable to broker for collateral for securities on loan	11,263,271
Loan payable	9,519,000
Payable for Fund shares purchased	2,645,601
Management fee payable	662,936
Accrued expenses and other liabilities	189,272
Distribution fee payable	26,906
Affiliated transfer agent fee payable	10,186

Total Liabilities	60,960,563

Net Assets	$1,079,448,140

Net assets were comprised of:
Shares of beneficial interest, at par	$47,301
Paid-in capital in excess of par	893,040,032
Total distributable earnings (loss)	186,360,807

Net assets, April 30, 2026	$1,079,448,140

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($85,125,073 ÷ 3,753,991 shares of beneficial interest issued and outstanding)	$22.68

Maximum sales charge (5.50% of offering price)	1.32

Maximum offering price to public	$24.00

Class C

Net asset value, offering price and redemption price per share, ($1,967,496 ÷ 90,027 shares of beneficial interest issued and outstanding)	$21.85

Class R

Net asset value, offering price and redemption price per share, ($7,900,183 ÷ 349,912 shares of beneficial interest issued and outstanding)	$22.58

Class Z

Net asset value, offering price and redemption price per share, ($494,175,133 ÷ 21,632,369 shares of beneficial interest issued and outstanding)	$22.84

Class R2

Net asset value, offering price and redemption price per share, ($3,976,228 ÷ 174,491 shares of beneficial interest issued and outstanding)	$22.79

Class R4

Net asset value, offering price and redemption price per share, ($1,191,745 ÷ 52,259 shares of beneficial interest issued and outstanding)	$22.80

Class R6

Net asset value, offering price and redemption price per share, ($485,112,282 ÷ 21,248,061 shares of beneficial interest issued and outstanding)	$22.83

See Notes to Financial Statements.

PGIM Global Real Estate Fund 7

PGIM Global Real Estate Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $274,984 foreign withholding tax)	$16,096,198
Affiliated dividend income	188,854
Other income	42,481
Income from securities lending, net (including affiliated income of $16,469)	16,516

Total income	16,344,049

Expenses
Management fee	3,906,584
Distribution fee(a)	155,455
Shareholder servicing fees(a)	2,224
Transfer agent’s fees and expenses (including affiliated expense of $23,009)(a)	444,558
Custodian and accounting fees	66,317
Shareholders’ reports	43,857
Registration fees(a)	32,230
Professional fees	21,566
Audit fee	16,976
Trustees’ fees	10,056
Miscellaneous	54,534

Total expenses	4,754,357
Less: Fee waiver and/or expense reimbursement(a)	(4,510)
Distribution fee waiver(a)	(9,540)

Net expenses	4,740,307

Net investment income (loss)	11,603,742

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(766))	(1,625,216)
Foreign currency transactions	(115,144)

(1,740,360)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,120)	86,302,083
Foreign currencies	76,576

86,378,659

Net gain (loss) on investment and foreign currency transactions	84,638,299

Net Increase (Decrease) In Net Assets Resulting From Operations	$96,242,041

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	113,279	9,324	28,619	—	4,233	—	—
Shareholder servicing fees	—	—	—	—	1,694	530	—
Transfer agent’s fees and expenses	93,527	2,652	7,857	328,449	2,222	1,020	8,831
Registration fees	5,985	2,818	3,448	8,938	2,091	2,843	6,107
Fee waiver and/or expense reimbursement	—	—	—	—	(1,520)	(2,990)	—
Distribution fee waiver	—	—	(9,540)	—	—	—	—

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended	Year Ended
	April 30, 2026	October 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11,603,742	$19,454,230
Net realized gain (loss) on investment and foreign currency transactions	(1,740,360)	(342,986)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	86,378,659	8,495,391

Net increase (decrease) in net assets resulting from operations	96,242,041	27,606,635

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,221,597)	(1,598,649)
Class C	(21,495)	(31,896)
Class R	(118,493)	(143,669)
Class Z	(8,278,354)	(10,871,685)
Class R2	(53,683)	(52,491)
Class R4	(18,260)	(29,861)
Class R6	(7,945,220)	(8,926,931)

	(17,657,102)	(21,655,182)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	536,798,264	310,456,042
Net asset value of shares issued in reinvestment of dividends and distributions	16,608,173	20,319,545
Cost of shares purchased	(436,269,696)	(324,000,305)

Net increase (decrease) in net assets from Fund share transactions	117,136,741	6,775,282

Total increase (decrease)	195,721,680	12,726,735

Net Assets:

Beginning of period	883,726,460	870,999,725

End of period	$1,079,448,140	$883,726,460

See Notes to Financial Statements.

PGIM Global Real Estate Fund 9

PGIM Global Real Estate Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.57		$20.40	$16.11		$16.77	$27.44	$20.05
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.36	0.39		0.30	0.34	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.27		0.23	4.32		(0.66)	(6.86)	7.41
Total from investment operations	2.45		0.59	4.71		(0.36)	(6.52)	7.66
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.42)	(0.42)		(0.30)	(0.55)	(0.27)
Tax return of capital distributions	-		-	-		-	(0.18)	-
Distributions from net realized gains	-		-	-		-	(3.42)	-
Total dividends and distributions	(0.34)		(0.42)	(0.42)		(0.30)	(4.15)	(0.27)
Net asset value, end of period	$22.68		$20.57	$20.40		$16.11	$16.77	$27.44
Total Return(b):	12.03%		3.03%	29.39%		(2.25)%	(27.70)%	38.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85,125		$72,148	$87,673		$81,492	$101,666	$153,763
Average net assets (000)	$76,145		$76,196	$87,764		$97,696	$132,796	$140,808
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.36	%(d)(e)	1.37%	1.38	%(e)	1.36%	1.31%	1.30%
Expenses before waivers and/or expense reimbursement	1.36	%(d)	1.37%	1.38%		1.36%	1.31%	1.30%
Net investment income (loss)	1.67	%(d)	1.81%	2.05%		1.69%	1.60%	1.00%
Portfolio turnover rate(f)	64%		94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026 and year ended October 31, 2024, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.84		$19.71	$15.58		$16.22	$26.68	$19.51
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.17 (b)	0.23		0.15	0.16	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.19		0.22 (c)	4.18		(0.62)	(6.62)	7.20
Total from investment operations	2.25		0.39	4.41		(0.47)	(6.46)	7.30
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.26)	(0.28)		(0.17)	(0.40)	(0.13)
Tax return of capital distributions	-		-	-		-	(0.18)	-
Distributions from net realized gains	-		-	-		-	(3.42)	-
Total dividends and distributions	(0.24)		(0.26)	(0.28)		(0.17)	(4.00)	(0.13)
Net asset value, end of period	$21.85		$19.84	$19.71		$15.58	$16.22	$26.68
Total Return(d):	11.43%		2.03%	28.44%		(3.00)%	(28.25)%	37.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,967		$1,858	$3,050		$3,808	$6,120	$14,756
Average net assets (000)	$1,880		$2,265	$3,531		$5,163	$10,899	$18,469
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.38	%(f)(g)	2.31%	2.17	%(g)	2.18%	2.03%	1.95%
Expenses before waivers and/or expense reimbursement	2.38	%(f)	2.31%	2.17%		2.18%	2.03%	1.95%
Net investment income (loss)	0.62	%(f)	0.90%	1.28%		0.86%	0.75%	0.41%
Portfolio turnover rate(h)	64%		94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026 and year ended October 31, 2024, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 11

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.49		$20.30	$16.04		$16.70	$27.36	$19.97
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.32	0.33		0.27	0.27	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.27		0.23	4.31		(0.66)	(6.82)	7.38
Total from investment operations	2.42		0.55	4.64		(0.39)	(6.55)	7.58
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.36)	(0.38)		(0.27)	(0.51)	(0.19)
Tax return of capital distributions	-		-	-		-	(0.18)	-
Distributions from net realized gains	-		-	-		-	(3.42)	-
Total dividends and distributions	(0.33)		(0.36)	(0.38)		(0.27)	(4.11)	(0.19)
Net asset value, end of period	$22.58		$20.49	$20.30		$16.04	$16.70	$27.36
Total Return(b):	11.93%		2.78%	29.01%		(2.38)%	(27.90)%	38.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,900		$7,555	$8,564		$7,840	$9,441	$14,415
Average net assets (000)	$7,695		$7,992	$8,577		$9,419	$11,927	$14,099
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.59	%(d)(e)	1.58%	1.66	%(e)	1.55%	1.53%	1.52%
Expenses before waivers and/or expense reimbursement	1.84	%(d)	1.83%	1.91%		1.80%	1.78%	1.77%
Net investment income (loss)	1.41	%(d)	1.60%	1.77%		1.50%	1.26%	0.80%
Portfolio turnover rate(f)	64%		94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026 and year ended October 31, 2024, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.72		$20.54	$16.21		$16.88	$27.60	$20.15
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.44	0.47		0.38	0.41	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.28		0.24	4.36		(0.67)	(6.90)	7.46
Total from investment operations	2.50		0.68	4.83		(0.29)	(6.49)	7.80
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.50)	(0.50)		(0.38)	(0.63)	(0.35)
Tax return of capital distributions	-		-	-		-	(0.18)	-
Distributions from net realized gains	-		-	-		-	(3.42)	-
Total dividends and distributions	(0.38)		(0.50)	(0.50)		(0.38)	(4.23)	(0.35)
Net asset value, end of period	$22.84		$20.72	$20.54		$16.21	$16.88	$27.60
Total Return(b):	12.26%		3.43%	29.89%		(1.82)%	(27.44)%	38.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$494,175		$441,993	$464,119		$426,864	$475,896	$755,205
Average net assets (000)	$468,431		$437,521	$470,820		$477,820	$656,463	$696,648
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.94	%(d)(e)	0.96%	0.97	%(e)	0.95%	0.93%	0.92%
Expenses before waivers and/or expense reimbursement	0.94	%(d)	0.96%	0.97%		0.95%	0.93%	0.92%
Net investment income (loss)	2.07	%(d)	2.21%	2.46%		2.10%	1.89%	1.38%
Portfolio turnover rate(f)	64%		94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026 and year ended October 31, 2024, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 13

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.67		$20.49	$16.18		$16.84	$27.54	$20.11
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.37	0.41		0.31	0.38	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.27		0.24	4.34		(0.65)	(6.93)	7.43
Total from investment operations	2.46		0.61	4.75		(0.34)	(6.55)	7.68
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.43)	(0.44)		(0.32)	(0.55)	(0.25)
Tax return of capital distributions	-		-	-		-	(0.18)	-
Distributions from net realized gains	-		-	-		-	(3.42)	-
Total dividends and distributions	(0.34)		(0.43)	(0.44)		(0.32)	(4.15)	(0.25)
Net asset value, end of period	$22.79		$20.67	$20.49		$16.18	$16.84	$27.54
Total Return(b):	12.09%		3.08%	29.49%		(2.18)%	(27.71)%	38.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,976		$2,763	$2,526		$2,526	$2,245	$689
Average net assets (000)	$3,415		$2,442	$2,758		$2,383	$1,921	$444
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.31	%(d)(e)	1.30%	1.31	%(e)	1.30%	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.40	%(d)	1.50%	1.50%		1.51%	1.55%	2.44%
Net investment income (loss)	1.78	%(d)	1.85%	2.14%		1.74%	1.87%	0.97%
Portfolio turnover rate(f)	64%		94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026 and year ended October 31, 2024, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.68		$20.50	$16.19		$16.85	$27.56	$20.12
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.42	0.44		0.36	0.38	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.28		0.24	4.35		(0.66)	(6.89)	7.44
Total from investment operations	2.49		0.66	4.79		(0.30)	(6.51)	7.75
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.48)	(0.48)		(0.36)	(0.60)	(0.31)
Tax return of capital distributions	-		-	-		-	(0.18)	-
Distributions from net realized gains	-		-	-		-	(3.42)	-
Total dividends and distributions	(0.37)		(0.48)	(0.48)		(0.36)	(4.20)	(0.31)
Net asset value, end of period	$22.80		$20.68	$20.50		$16.19	$16.85	$27.56
Total Return(b):	12.16%		3.33%	29.84%		(1.93)%	(27.53)%	38.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,192		$1,193	$1,294		$857	$757	$937
Average net assets (000)	$1,069		$1,273	$1,194		$939	$840	$839
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.06	%(d)(e)	1.05%	1.06	%(e)	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.62	%(d)	1.49%	1.52%		1.62%	1.87%	1.78%
Net investment income (loss)	1.95	%(d)	2.11%	2.32%		2.02%	1.78%	1.26%
Portfolio turnover rate(f)	64%		94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026 and year ended October 31, 2024, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 15

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.71		$20.53	$16.21		$16.87	$27.59	$20.14
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.48	0.51		0.41	0.43	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.25		0.23	4.34		(0.66)	(6.89)	7.46
Total from investment operations	2.52		0.71	4.85		(0.25)	(6.46)	7.83
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.53)	(0.53)		(0.41)	(0.66)	(0.38)
Tax return of capital distributions	-		-	-		-	(0.18)	-
Distributions from net realized gains	-		-	-		-	(3.42)	-
Total dividends and distributions	(0.40)		(0.53)	(0.53)		(0.41)	(4.26)	(0.38)
Net asset value, end of period	$22.83		$20.71	$20.53		$16.21	$16.87	$27.59
Total Return(b):	12.34%		3.58%	30.09%		(1.67)%	(27.34)%	39.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$485,112		$356,217	$303,773		$376,015	$309,543	$582,961
Average net assets (000)	$491,754		$339,229	$368,198		$367,640	$405,564	$483,697
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)(e)	0.81%	0.82	%(e)	0.81%	0.79%	0.79%
Expenses before waivers and/or expense reimbursement	0.80	%(d)	0.81%	0.82%		0.81%	0.79%	0.79%
Net investment income (loss)	2.48	%(d)	2.41%	2.68%		2.28%	1.97%	1.50%
Portfolio turnover rate(f)	64%		94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026 and year ended October 31, 2024, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 96.3%

COMMON STOCKS

Automobiles 1.0%

Tesla, Inc.*	1,076	$410,634

Biotechnology 0.6%

Roivant Sciences Ltd.*	8,863	252,861

Broadline Retail 3.5%

Amazon.com, Inc.*	5,625	1,490,962

Communications Equipment 1.8%

Arista Networks, Inc.*	4,487	774,950

Electric Utilities 1.7%

Constellation Energy Corp.	2,326	728,038

Electrical Equipment 1.2%

Schneider Electric SE	1,575	501,179

Electronic Equipment, Instruments & Components 2.0%

Keysight Technologies, Inc.*	2,459	860,429

Entertainment 1.1%

Netflix, Inc.*	4,888	457,566

Financial Services 0.8%

Mastercard, Inc. (Class A Stock)	700	352,044

Health Care Equipment & Supplies 0.7%

Intuitive Surgical, Inc.*	617	282,345

Hotels, Restaurants & Leisure 0.9%

Airbnb, Inc. (Class A Stock)*	2,721	381,919

Interactive Media & Services 4.4%

Alphabet, Inc. (Class A Stock)	3,730	1,435,304
Meta Platforms, Inc. (Class A Stock)	667	408,144

		1,843,448

IT Services 3.4%

Cloudflare, Inc. (Class A Stock)*	1,676	343,530
Shopify, Inc. (Canada) (Class A Stock)*	4,287	519,284
Snowflake, Inc.*	4,309	588,049

		1,450,863

Pharmaceuticals 1.3%

AstraZeneca PLC (United Kingdom)	2,986	559,487

Semiconductors & Semiconductor Equipment 48.6%

Advanced Micro Devices, Inc.*	3,575	1,267,302
Analog Devices, Inc.	2,043	821,817
ARM Holdings PLC, ADR*	1,622	341,139
ASML Holding NV (Netherlands)	649	933,905
Broadcom, Inc.	10,042	4,191,832
Credo Technology Group Holding Ltd.*	2,717	472,785
Lam Research Corp.	9,191	2,369,991
Lattice Semiconductor Corp.*	7,648	935,198

See Notes to Financial Statements.

PGIM Jennison Technology Fund 17

PGIM Jennison Technology Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
NVIDIA Corp.	29,113	$5,810,081
Onto Innovation, Inc.*	3,999	1,179,945
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,734	2,271,008

		20,595,003

Software 15.1%
AppLovin Corp. (Class A Stock)*	648	289,235
Crowdstrike Holdings, Inc. (Class A Stock)*	1,532	682,889
Datadog, Inc. (Class A Stock)*	4,518	597,234
Microsoft Corp.	6,167	2,514,779
Oracle Corp.	3,520	568,093
Palantir Technologies, Inc. (Class A Stock)*	2,524	351,114
Palo Alto Networks, Inc.*(a)	3,122	559,837
Salesforce, Inc.(a)	1,108	195,595
Samsara, Inc. (Class A Stock)*	12,774	367,125
ServiceNow, Inc.*	2,999	264,842

		6,390,743

Technology Hardware, Storage & Peripherals 8.2%

Apple, Inc.(a)	12,835	3,482,777

TOTAL LONG-TERM INVESTMENTS (cost $18,931,936)		40,815,248

SHORT-TERM INVESTMENTS 13.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	1,590,278	1,590,278
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $4,062,811; includes $4,056,640 of cash collateral for securities on loan)(b)(wb)	4,065,411	4,062,972

TOTAL SHORT-TERM INVESTMENTS (cost $5,653,089)		5,653,250

TOTAL INVESTMENTS 109.6% (cost $24,585,025)		46,468,498
Liabilities in excess of other assets (9.6)%		(4,071,153)

NET ASSETS 100.0%		$42,397,345

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,979,893; cash collateral of $4,056,640 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$410,634	$—	$—
Biotechnology	252,861	—	—
Broadline Retail	1,490,962	—	—
Communications Equipment	774,950	—	—
Electric Utilities	728,038	—	—
Electrical Equipment	—	501,179	—
Electronic Equipment, Instruments & Components	860,429	—	—
Entertainment	457,566	—	—
Financial Services	352,044	—	—
Health Care Equipment & Supplies	282,345	—	—
Hotels, Restaurants & Leisure	381,919	—	—
Interactive Media & Services	1,843,448	—	—
IT Services	1,450,863	—	—
Pharmaceuticals	559,487	—	—
Semiconductors & Semiconductor Equipment	20,595,003	—	—
Software	6,390,743	—	—
Technology Hardware, Storage & Peripherals	3,482,777	—	—
Short-Term Investments
Affiliated Mutual Funds	5,653,250	—	—

Total	$45,967,319	$501,179	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Semiconductors & Semiconductor Equipment	48.6%
Software	15.1
Affiliated Mutual Funds (9.6% represents investments purchased with collateral from securities on loan)	13.3
Technology Hardware, Storage & Peripherals	8.2
Interactive Media & Services	4.4
Broadline Retail	3.5
IT Services	3.4
Electronic Equipment, Instruments & Components	2.0
Communications Equipment	1.8
Electric Utilities	1.7
Pharmaceuticals	1.3

Electrical Equipment	1.2%
Entertainment	1.1
Automobiles	1.0
Hotels, Restaurants & Leisure	0.9
Financial Services	0.8
Health Care Equipment & Supplies	0.7
Biotechnology	0.6

109.6
Liabilities in excess of other assets	(9.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$3,979,893	$(3,979,893)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Technology Fund 19

PGIM Jennison Technology Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value, including securities on loan of $3,979,893:
Unaffiliated investments (cost $18,931,936)	$40,815,248
Affiliated investments (cost $5,653,089)	5,653,250
Receivable for Fund shares sold	48,998
Dividends receivable	2,550
Tax reclaim receivable	2,203
Prepaid expenses	549

Total Assets	46,522,798

Liabilities
Payable to broker for collateral for securities on loan	4,056,640
Accrued expenses and other liabilities	32,576
Payable for Fund shares purchased	20,069
Management fee payable	7,221
Affiliated transfer agent fee payable	4,141
Distribution fee payable	4,074
Trustees’ fees payable	732

Total Liabilities	4,125,453

Net Assets	$42,397,345

Net assets were comprised of:
Shares of beneficial interest, at par	$1,318
Paid-in capital in excess of par	19,352,992
Total distributable earnings (loss)	23,043,035

Net assets, April 30, 2026	$42,397,345

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A
Net asset value and redemption price per share, ($16,194,507 ÷ 508,906 shares of beneficial interest issued and outstanding)	$31.82
Maximum sales charge (5.50% of offering price)	1.85

Maximum offering price to public	$33.67

Class C
Net asset value, offering price and redemption price per share, ($1,279,793 ÷ 43,027 shares of beneficial interest issued and outstanding)	$29.74

Class Z
Net asset value, offering price and redemption price per share, ($24,573,154 ÷ 755,042 shares of beneficial interest issued and outstanding)	$32.55

Class R6
Net asset value, offering price and redemption price per share, ($349,891 ÷ 10,719 shares of beneficial interest issued and outstanding)	$32.64

See Notes to Financial Statements.

PGIM Jennison Technology Fund 21

PGIM Jennison Technology Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,862 foreign withholding tax)	$70,682
Affiliated dividend income	10,896
Income from securities lending, net (including affiliated income of $7,424)	10,160

Total income	91,738

Expenses
Management fee	147,450
Distribution fee(a)	28,946
Transfer agent’s fees and expenses (including affiliated expense of $9,100)(a)	27,474
Registration fees(a)	19,325
Custodian and accounting fees	18,606
Professional fees	15,355
Audit fee	13,747
Shareholders’ reports	10,822
Commitment fee on syndicated credit agreement	6,665
Trustees’ fees	4,946
Miscellaneous	7,800

Total expenses	301,136
Less: Fee waiver and/or expense reimbursement(a)	(105,154)
Distribution fee waiver(a)	(3,762)

Net expenses	192,220

Net investment income (loss)	(100,482)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $239)	1,696,982
Foreign currency transactions	(10)

1,696,972

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(36))	(610,472)
Foreign currencies	43

(610,429)

Net gain (loss) on investment and foreign currency transactions	1,086,543

Net Increase (Decrease) In Net Assets Resulting From Operations	$986,061

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	22,572	6,374	—	—
Transfer agent’s fees and expenses	10,342	1,250	15,635	247
Registration fees	5,964	3,263	5,951	4,147
Fee waiver and/or expense reimbursement	(38,609)	(6,402)	(55,231)	(4,912)
Distribution fee waiver	(3,762)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(100,482)	$(152,812)
Net realized gain (loss) on investment and foreign currency transactions	1,696,972	2,009,152
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(610,429)	7,528,671

Net increase (decrease) in net assets resulting from operations	986,061	9,385,011

Dividends and Distributions
Distributions from distributable earnings
Class A	(812,206)	(521,618)
Class C	(66,134)	(41,616)
Class Z	(1,209,182)	(849,490)
Class R6	(15,089)	(60,487)

	(2,102,611)	(1,473,211)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,195,501	15,496,113
Net asset value of shares issued in reinvestment of dividends and distributions	2,041,134	1,366,400
Cost of shares purchased	(5,185,110)	(18,715,976)

Net increase (decrease) in net assets from Fund share transactions	1,051,525	(1,853,463)

Total increase (decrease)	(65,025)	6,058,337

Net Assets:

Beginning of period	42,462,370	36,404,033

End of period	$42,397,345	$42,462,370

See Notes to Financial Statements.

PGIM Jennison Technology Fund 23

PGIM Jennison Technology Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$32.75		$26.25	$16.24	$12.26		$22.58	$16.83
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.15)	(0.13)	(0.07)		(0.05)	(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.80		7.69	10.14	4.05		(8.31)	6.76
Total from investment operations	0.71		7.54	10.01	3.98		(8.36)	6.60
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	-		(0.07)	-
Distributions from net realized gains	(1.64)		(1.04)	-	-		(1.89)	(0.85)
Total dividends and distributions	(1.64)		(1.04)	-	-		(1.96)	(0.85)
Net asset value, end of period	$31.82		$32.75	$26.25	$16.24		$12.26	$22.58
Total Return(b):	2.59%		29.57%	61.64%	32.46%		(40.09)%	40.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,195		$16,469	$12,392	$4,648		$2,841	$3,989
Average net assets (000)	$15,173		$13,793	$9,446	$3,896		$3,351	$3,404
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.10%	1.12	%(e)	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.66	%(d)	1.75%	1.89%	2.46%		2.42%	2.26%
Net investment income (loss)	(0.63	)%(d)	(0.54)%	(0.53)%	(0.47)%		(0.34)%	(0.77)%
Portfolio turnover rate(f)	10%		35%	55%	68%		104%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.83		$24.95	$15.56		$11.83		$22.01	$16.55
Income (loss) from investment operations:
Net investment income (loss)	(0.19)		(0.33)	(0.28)		(0.17)		(0.17)	(0.30)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.74		7.25	9.67		3.90		(8.05)	6.61
Total from investment operations	0.55		6.92	9.39		3.73		(8.22)	6.31
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-		-		(0.07)	-
Distributions from net realized gains	(1.64)		(1.04)	-		-		(1.89)	(0.85)
Total dividends and distributions	(1.64)		(1.04)	-		-		(1.96)	(0.85)
Net asset value, end of period	$29.74		$30.83	$24.95		$15.56		$11.83	$22.01
Total Return(b):	2.22%		28.59%	60.35%		31.53%		(40.55)%	39.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,280		$1,252	$994		$758		$585	$930
Average net assets (000)	$1,285		$1,035	$1,121		$709		$754	$700
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.85	%(d)	1.85%	1.86	%(e)	1.87	%(e)	1.85%	1.85%
Expenses before waivers and/or expense reimbursement	2.85	%(d)	2.95%	3.02%		3.49%		3.40%	3.60%
Net investment income (loss)	(1.38	)%(d)	(1.29)%	(1.28)%		(1.20)%		(1.10)%	(1.52)%
Portfolio turnover rate(f)	10%		35%	55%		68%		104%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund  25

PGIM Jennison Technology Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$33.41		$26.70	$16.48	$12.41		$22.77	$16.93
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)	(0.07)	(0.03)		(0.02)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.84		7.83	10.29	4.10		(8.38)	6.80
Total from investment operations	0.78		7.75	10.22	4.07		(8.40)	6.69
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	-		(0.07)	-
Distributions from net realized gains	(1.64)		(1.04)	-	-		(1.89)	(0.85)
Total dividends and distributions	(1.64)		(1.04)	-	-		(1.96)	(0.85)
Net asset value, end of period	$32.55		$33.41	$26.70	$16.48		$12.41	$22.77
Total Return(b):	2.75%		29.87%	62.01%	32.80%		(39.92)%	40.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,573		$24,483	$21,725	$7,701		$5,219	$13,928
Average net assets (000)	$22,886		$21,447	$15,321	$6,809		$9,493	$10,989
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85	%(d)	0.85%	0.85%	0.87	%(e)	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	1.34	%(d)	1.39%	1.45%	1.73%		1.50%	1.44%
Net investment income (loss)	(0.38	)%(d)	(0.29)%	(0.28)%	(0.21)%		(0.12)%	(0.53)%
Portfolio turnover rate(f)	10%		35%	55%	68%		104%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$33.50		$26.75	$16.50		$12.42		$22.78	$16.93
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.06)	(0.05)		(0.02)		(0.01)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.83		7.85	10.30		4.10		(8.39)	6.79
Total from investment operations	0.78		7.79	10.25		4.08		(8.40)	6.70
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-		-		(0.07)	-
Distributions from net realized gains	(1.64)		(1.04)	-		-		(1.89)	(0.85)
Total dividends and distributions	(1.64)		(1.04)	-		-		(1.96)	(0.85)
Net asset value, end of period	$32.64		$33.50	$26.75		$16.50		$12.42	$22.78
Total Return(b):	2.75%		29.96%	62.12%		32.85%		(39.90)%	40.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$350		$258	$1,292		$9,638		$7,253	$12,123
Average net assets (000)	$301		$1,119	$7,008		$8,943		$9,106	$10,675
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.80%	0.81	%(e)	0.82	%(e)	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	4.09	%(d)	1.95%	1.33%		1.54%		1.40%	1.32%
Net investment income (loss)	(0.33	)%(d)	(0.22)%	(0.20)%		(0.15)%		(0.05)%	(0.47)%
Portfolio turnover rate(f)	10%		35%	55%		68%		104%	68%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund 27

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Global Real Estate Fund and PGIM Jennison Technology Fund (each, a “Fund” and collectively, the “Funds”). PGIM Global Real Estate Fund is classified as a diversified fund for purposes of the 1940 Act and PGIM Jennison Technology Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Global Real Estate Fund (“Global Real Estate”)	Capital appreciation and income
PGIM Jennison Technology Fund (“Jennison Technology”)	Long-term capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Rights: The Funds may hold rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Funds may invest in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Each Fund other than Global Real Estate:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Global Real Estate:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Global Real Estate	PGIM Real Estate (a business unit of PGIM, Inc.) and PGIM Real Estate (UK) Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)

Jennison Technology	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Global Real Estate	0.75% of average daily net assets to $5 billion; 0.74% of average daily net assets from $5 billion to $10 billion; and 0.73% of average daily net assets over $10 billion.	0.75%

Jennison Technology	0.75% of the average daily net assets up to $1 billion; 0.73% of the average daily net assets from $1 billion to $3 billion; 0.71% of the average daily net assets from $3 billion to $5 billion; 0.70% of the average daily net assets from $5 billion to $10 billion; and 0.69% of the average daily net assets over $10 billion.	0.75

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes,

Notes to Financial Statements  (unaudited) (continued)

stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Global Real Estate - Class A	—%

Global Real Estate - Class C	—

Global Real Estate - Class R	—

Global Real Estate - Class Z	—

Global Real Estate - Class R2	1.30

Global Real Estate - Class R4	1.05

Global Real Estate - Class R6	—

Jennison Technology - Class A	1.10

Jennison Technology - Class C	1.85

Jennison Technology - Class Z	0.85

Jennison Technology - Class R6	0.80

The RIC, on behalf of each Fund, has distribution agreements with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Global Real Estate has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

Global Real Estate - Class A	0.30%	0.30%	N/A%

Global Real Estate - Class C	1.00	1.00	N/A

Global Real Estate - Class R	0.75	0.50	N/A

Global Real Estate - Class Z	N/A	N/A	N/A

Global Real Estate - Class R2	0.25	0.25	0.10

Global Real Estate - Class R4	N/A	N/A	0.10

Global Real Estate - Class R6	N/A	N/A	N/A

Jennison Technology - Class A	0.30	0.25	N/A

Jennison Technology - Class C	1.00	1.00	N/A

Jennison Technology - Class Z	N/A	N/A	N/A

Jennison Technology - Class R6	N/A	N/A	N/A

The RIC, on behalf of Jennison Technology, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to each Fund on whose behalf the trades were made. Commission recapture is paid solely to each Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended

April 30, 2026, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount

Jennison Technology	$52

For the reporting period ended April 30, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Global Real Estate - Class A	$8,553	$—

Global Real Estate - Class C	—	3
Jennison Technology - Class A	10,748	—

Jennison Technology - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Global Real Estate	$770,627,143	$655,846,212

Jennison Technology	3,863,150	5,986,088

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2026, is presented as follows:

Global Real Estate

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$ 6,269,265	$258,453,048	$251,662,464	$ —	$ —	$13,059,849	13,059,849	$188,854	$—

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

$14,154,611	$ 63,372,657	$ 66,242,667	$1,120	$(766)	$11,284,955	11,291,729	$16,469	(1)	$—

$20,423,876	$321,825,705	$317,905,131	$1,120	$(766)	$24,344,804		$205,323		$—

Jennison Technology

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments -Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$ 709,922	$ 6,224,878	$ 5,344,522	$ —	$ —	$1,590,278	1,590,278	$10,896	$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

2,941,099	34,359,437	33,237,767	(36)	239	4,062,972	4,065,411	7,424(1)	—

$3,651,021	$40,584,315	$38,582,289	$(36)	$239	$5,653,250		$18,320	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Global Real Estate	$843,675,594	$269,509,695	$(17,334,040)	$252,175,655

Jennison Technology	24,811,410	22,629,097	(972,009)	21,657,088

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Global Real Estate	$58,297,000	$—

Jennison Technology	—	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses

Global Real Estate	$—	$—

Jennison Technology	134,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Jennison Technology offers Class A, Class C, Class Z and Class R6 shares. The Global Real Estate offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Funds at $0.001 par value per share, currently divided into seven classes, designated Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6, as applicable.

As of April 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Global Real Estate–Class Z	5,881	0.1%

Global Real Estate–Class R4	656	1.3

Global Real Estate–Class R6	5,221,236	24.6

Jennison Technology–Class R6	1,262	11.8

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Global Real Estate	—	—%

Jennison Technology	—	—

Unaffiliated:

Global Real Estate	4	46.4

Jennison Technology	3	55.8

Transactions in shares of beneficial interest were as follows:

Global Real Estate:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:
Shares sold	747,846	$16,482,579
Shares issued in reinvestment of dividends and distributions	49,890	1,054,893
Shares purchased	(552,760)	(11,916,939)
Net increase (decrease) in shares outstanding before conversion	244,976	5,620,533
Shares issued upon conversion from other share class(es)	31,148	666,668
Shares purchased upon conversion into other share class(es)	(29,879)	(639,473)
Net increase (decrease) in shares outstanding	246,245	$5,647,728

Year ended October 31, 2025:
Shares sold	227,761	$4,552,701
Shares issued in reinvestment of dividends and distributions	71,615	1,422,497
Shares purchased	(1,085,572)	(21,632,952)
Net increase (decrease) in shares outstanding before conversion	(786,196)	(15,657,754)
Shares issued upon conversion from other share class(es)	83,014	1,644,364

Notes to Financial Statements  (unaudited) (continued)

Global Real Estate (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(87,731)	$(1,749,665)
Net increase (decrease) in shares outstanding	(790,913)	$(15,763,055)

Class C

Six months ended April 30, 2026:
Shares sold	17,375	$355,549
Shares issued in reinvestment of dividends and distributions	1,051	21,230
Shares purchased	(17,729)	(366,593)
Net increase (decrease) in shares outstanding before conversion	697	10,186
Shares purchased upon conversion into other share class(es)	(4,324)	(89,113)
Net increase (decrease) in shares outstanding	(3,627)	$(78,927)

Year ended October 31, 2025:
Shares sold	15,700	$296,292
Shares issued in reinvestment of dividends and distributions	1,585	30,323
Shares purchased	(53,236)	(1,018,277)
Net increase (decrease) in shares outstanding before conversion	(35,951)	(691,662)
Shares purchased upon conversion into other share class(es)	(25,152)	(472,513)
Net increase (decrease) in shares outstanding	(61,103)	$(1,164,175)

Class R

Six months ended April 30, 2026:
Shares sold	10,776	$226,159
Shares issued in reinvestment of dividends and distributions	5,655	118,440
Shares purchased	(35,140)	(755,632)
Net increase (decrease) in shares outstanding	(18,709)	$(411,033)

Year ended October 31, 2025:
Shares sold	36,265	$716,095
Shares issued in reinvestment of dividends and distributions	7,251	143,405
Shares purchased	(96,694)	(1,929,059)
Net increase (decrease) in shares outstanding	(53,178)	$(1,069,559)

Class Z

Six months ended April 30, 2026:
Shares sold	3,629,773	$78,637,293
Shares issued in reinvestment of dividends and distributions	357,025	7,631,746
Shares purchased	(3,688,970)	(80,354,311)
Net increase (decrease) in shares outstanding before conversion	297,828	5,914,728
Shares issued upon conversion from other share class(es)	31,602	680,571
Shares purchased upon conversion into other share class(es)	(33,339)	(721,484)
Net increase (decrease) in shares outstanding	296,091	$5,873,815

Year ended October 31, 2025:
Shares sold	4,763,478	$95,446,161
Shares issued in reinvestment of dividends and distributions	501,654	10,044,103
Shares purchased	(6,567,037)	(131,993,747)
Net increase (decrease) in shares outstanding before conversion	(1,301,905)	(26,503,483)
Shares issued upon conversion from other share class(es)	124,775	2,531,730
Shares purchased upon conversion into other share class(es)	(86,175)	(1,728,213)
Net increase (decrease) in shares outstanding	(1,263,305)	$(25,699,966)

Class R2

Six months ended April 30, 2026:
Shares sold	52,798	$1,156,548

Global Real Estate (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	2,515	$53,682
Shares purchased	(14,530)	(318,923)
Net increase (decrease) in shares outstanding	40,783	$891,307

Year ended October 31, 2025:
Shares sold	37,566	$766,892
Shares issued in reinvestment of dividends and distributions	2,628	52,491
Shares purchased	(29,791)	(588,536)
Net increase (decrease) in shares outstanding	10,403	$230,847

Class R4

Six months ended April 30, 2026:
Shares sold	9,154	$194,813
Shares issued in reinvestment of dividends and distributions	327	6,975
Shares purchased	(14,886)	(310,664)
Net increase (decrease) in shares outstanding	(5,405)	$(108,876)

Year ended October 31, 2025:
Shares sold	22,194	$447,989
Shares issued in reinvestment of dividends and distributions	504	10,062
Shares purchased	(28,136)	(569,381)
Net increase (decrease) in shares outstanding	(5,438)	$(111,330)

Class R6

Six months ended April 30, 2026:
Shares sold	19,680,098	$439,745,323
Shares issued in reinvestment of dividends and distributions	362,040	7,721,207
Shares purchased	(16,002,538)	(342,246,634)
Net increase (decrease) in shares outstanding before conversion	4,039,600	105,219,896
Shares issued upon conversion from other share class(es)	5,423	120,640
Shares purchased upon conversion into other share class(es)	(805)	(17,809)
Net increase (decrease) in shares outstanding	4,044,218	$105,322,727

Year ended October 31, 2025:
Shares sold	10,340,823	$208,229,912
Shares issued in reinvestment of dividends and distributions	430,407	8,616,664
Shares purchased	(8,355,762)	(166,268,353)
Net increase (decrease) in shares outstanding before conversion	2,415,468	50,578,223
Shares issued upon conversion from other share class(es)	27,982	559,323
Shares purchased upon conversion into other share class(es)	(37,840)	(785,026)
Net increase (decrease) in shares outstanding	2,405,610	$50,352,520

Jennison Technology:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:
Shares sold	53,847	$1,579,956
Shares issued in reinvestment of dividends and distributions	27,683	812,205
Shares purchased	(75,580)	(2,214,722)
Net increase (decrease) in shares outstanding before conversion	5,950	177,439
Shares issued upon conversion from other share class(es)	191	5,693
Shares purchased upon conversion into other share class(es)	(149)	(4,633)
Net increase (decrease) in shares outstanding	5,992	$178,499

Year ended October 31, 2025:
Shares sold	155,970	$4,212,284
Shares issued in reinvestment of dividends and distributions	19,293	521,293

Notes to Financial Statements  (unaudited) (continued)

Jennison Technology (cont’d.):

Share Class	Shares	Amount
Shares purchased	(147,157)	$(3,875,207)
Net increase (decrease) in shares outstanding before conversion	28,106	858,370
Shares issued upon conversion from other share class(es)	2,777	72,605
Net increase (decrease) in shares outstanding	30,883	$930,975

Class C

Six months ended April 30, 2026:
Shares sold	16,169	$451,335
Shares issued in reinvestment of dividends and distributions	2,405	66,134
Shares purchased	(15,960)	(434,105)
Net increase (decrease) in shares outstanding before conversion	2,614	83,364
Shares purchased upon conversion into other share class(es)	(204)	(5,693)
Net increase (decrease) in shares outstanding	2,410	$77,671

Year ended October 31, 2025:
Shares sold	14,622	$382,803
Shares issued in reinvestment of dividends and distributions	1,626	41,616
Shares purchased	(12,541)	(347,348)
Net increase (decrease) in shares outstanding before conversion	3,707	77,071
Shares purchased upon conversion into other share class(es)	(2,934)	(72,605)
Net increase (decrease) in shares outstanding	773	$4,466

Class Z

Six months ended April 30, 2026:
Shares sold	66,751	$2,050,411
Shares issued in reinvestment of dividends and distributions	38,304	1,148,358
Shares purchased	(82,949)	(2,501,444)
Net increase (decrease) in shares outstanding before conversion	22,106	697,325
Shares issued upon conversion from other share class(es)	146	4,633
Net increase (decrease) in shares outstanding	22,252	$3701,958

Year ended October 31, 2025:
Shares sold	371,379	$10,426,014
Shares issued in reinvestment of dividends and distributions	27,024	743,418
Shares purchased	(479,151)	(12,793,852)
Net increase (decrease) in shares outstanding before conversion	(80,748)	(1,624,420)
Shares purchased upon conversion into other share class(es)	(106)	(3,216)
Net increase (decrease) in shares outstanding	(80,854)	$(1,627,636)

Class R6

Six months ended April 30, 2026:
Shares sold	3,699	$113,799
Shares issued in reinvestment of dividends and distributions	480	14,437
Shares purchased	(1,173)	(34,839)
Net increase (decrease) in shares outstanding	3,006	$93,397

Year ended October 31, 2025:
Shares sold	16,418	$475,012
Shares issued in reinvestment of dividends and distributions	2,179	60,073
Shares purchased	(59,278)	(1,699,569)
Net increase (decrease) in shares outstanding before conversion	(40,681)	(1,164,484)

Jennison Technology (cont’d.):

Share Class	Shares	Amount
Shares issued upon conversion from other share class(es)	106	$3,216
Net increase (decrease) in shares outstanding	(40,575)	$(1,161,268)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 -9/24/2026
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund indicated below utilized the SCA during the reporting period ended April 30, 2026. The average balance outstanding is for the number of days the Fund utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2026
Global Real Estate	$39,495,833	4.73%	6	$58,083,000	$9,519,000

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Global Real Estate	Jennison Technology
Country	X	–
Currency	–	X
Distribution	X	–
Economic and Market Events	X	X
Emerging Markets	X	–
Equity and Equity-Related Securities	X	X
Foreign Securities	X	X
Growth Style	–	X
Increase in Expenses	X	X
Initial Public Offerings	–	X
Large Shareholder and Large Scale Redemption	X	X
Management	–	X
Market Capitalization	–	X
Market Disruption and Geopolitical	X	X
Market	X	X
Non-Diversified Investment Company	–	X
Real Estate Investment Trust	X	–
Real Estate Related Securities	X	–
Selection	X	–

Notes to Financial Statements  (unaudited) (continued)

Risks	Global Real Estate	Jennison Technology
Technology Sector	–	X
Value Style	X	–

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted.

Notes to Financial Statements  (unaudited) (continued)

Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2026